Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 32.2%
2,212	iShares 20+ Year Treasury Bond ETF	$224,983	2.9
4,459	iShares Core S&P Small-Cap ETF	456,557	5.8
784	iShares Core U.S. Aggregate Bond ETF	76,291	1.0
9,432	Vanguard Emerging Markets ETF	371,809	4.7
22,337	Vanguard FTSE Developed Markets ETF	986,625	12.5
1,932	Vanguard Mid-Cap ETF	413,603	5.3

	Total Exchange-Traded Funds
	(Cost $2,578,092)	2,529,868	32.2

MUTUAL FUNDS: 67.8%
	Affiliated Investment Companies: 14.0%
10,803	Voya Intermediate Bond Fund - Class R6	92,801	1.2
18,266	Voya Multi-Manager Emerging Markets Equity Fund - Class P3	171,881	2.2
44,572	Voya Multi-Manager International Equity Fund - Class I	414,072	5.3
50,014	Voya Multi-Manager International Factors Fund - Class I	421,114	5.3
		1,099,868	14.0

	Unaffiliated Investment Companies: 53.8%
97,421	TIAA-CREF S&P 500 Index Fund - Institutional Class	4,229,040	53.8

	Total Mutual Funds
	(Cost $5,544,967)	5,328,908	67.8

	Total Investments in Securities (Cost $8,123,059)	$7,858,776	100.0
	Assets in Excess of Other Liabilities	2,557	0.0
	Net Assets	$7,861,333	100.0

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,529,868	$–	$–	$2,529,868
Mutual Funds	5,328,908	–	–	5,328,908
Total Investments, at fair value	$7,858,776	$–	$–	$7,858,776

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 2/28/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund - Class R6	$-	$95,679	$(1,040)	$(1,838)	$92,801	$160	$(4)	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class P3	262,882	174,185	(339,550)	74,364	171,881	6,228	(103,650)	-
Voya Multi-Manager International Equity Fund - Class I	-	440,202	(23,319)	(2,811)	414,072	-	714	-
Voya Multi-Manager International Equity Fund - Class P3	453,986	288,971	(846,092)	103,135	-	4,700	(120,094)	-
Voya Multi-Manager International Factors Fund - Class I	-	434,274	(16,149)	2,989	421,114	-	436	-
Voya Multi-Manager International Factors Fund - Class P3	322,456	235,098	(590,525)	32,971	-	13,424	(50,981)	-
Voya Short Term Bond Fund - Class P3	-	118,634	(118,634)	-	-	727	(2,014)	-
Voya Short Term Bond Fund - Class R6	-	230,546	(230,546)	-	-	245	(1,578)	-
	$1,039,324	$2,017,589	$(2,165,855)	$208,810	$1,099,868	$25,484	$(277,171)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $8,177,487.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$35,769
Gross Unrealized Depreciation	(354,480)

Net Unrealized Depreciation	$(318,711)